EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF ATTRIBUTION OF EXPENSES BY NATURE TO THEIR FUNCTION

In the following table, cost of sales represents real estate commissions paid to the Company’s agents, as well as to outside brokerages in Canada, and Title Fee Expenses (in thousands).

	For the Year Ended
	December 31, 2023	December 31, 2022
Commissions and other agent-related costs	626,285	349,806

Operating Expenses
General and Administrative Expenses	42,913	24,155
Salaries and Benefits	18,940	11,733
Stock Based Compensation	8,607	2,778
Administrative Expenses	3,244	1,803
Professional Fees	8,425	5,893
Depreciation Expense	1,128	333
Other General and Administrative Expenses	2,569	1,615
Marketing Expenses	38,611	22,674
Salaries and Benefits	767	478
Stock Based Compensation for Employees	14	1
Stock Based Compensation for Agents	7,780	5,519
Revenue Share	27,905	14,975
Other Marketing and Advertising Cost	2,145	1,701
Research and Development Expenses	7,359	4,867
Salaries and Benefits	3,749	2,012
Stock Based Compensation	440	212
Other Research and Development	3,170	2,643
Total Cost of Sales and Operating Expenses	715,168	401,502

SCHEDULE OF FINANCE COST

The following table provides a detailed breakdown of Finance costs (in thousands) as reported in the consolidated Statement of Income (Loss):

	For the Year Ended
Description	December 31, 2023	December 31, 2022
Unrealized Losses (Gains)	27	(397)
Realized Losses (Gains)	(3)	24
Bank Fees	528	400
Finance Costs	68	540
Remeasurement of contingent consideration	-	600
Total Finance Expenses	619	1,167